SUBSEQUENT EVENTS (Details Narrative) - Non Adjusting Event [Member]	Nov. 25, 2021 $ / shares shares
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of common shares | shares	1,025,921
Warrants exercise price | $ / shares	$ 0.25
Common Shares One [Member]
IfrsStatementLineItems [Line Items]
Issuance of common shares | shares	3,495,535
Warrants exercise price | $ / shares	$ 0.09
Common Shares Two [Member]
IfrsStatementLineItems [Line Items]
Issuance of common shares | shares	150,000
Stock options exercise price | $ / shares	$ 0.16
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Issuance of common shares | shares	4,993,972
Exercisable term	5 years
Stock options exercisable price per share | $ / shares	$ 0.40